ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED WARRANTY COSTS
Beginning balance	$ 45,146	$ 37,732	$ 55,878
Warranty provision	68,411	45,053	26,931
Warranty costs incurred	(31,943)	(35,432)	(46,067)
Foreign exchange effect	(4,937)	(2,207)	990
Ending balance	$ 76,677	$ 45,146	$ 37,732